Digital Asset Collateral Receivable	12 Months Ended
Dec. 31, 2024
Digital Asset Collateral Receivable [Abstract]
DIGITAL ASSET COLLATERAL RECEIVABLE
5.	DIGITAL ASSET COLLATERAL RECEIVABLE

The following table presents the Company’s digital assets pledged as collateral for loan borrowings and accounts payable as of December 31, 2024:

	As of December 31, 2024
	Quantity	Fair Value

Pledged BTC - current(1)	131	12,569
Pledged BTC - non-current(2)	502	47,827
Digital asset collateral receivable	633	60,396

(1)	The BTC was pledged for the accounts payable due to a supplier of mining equipment, who is a related party of the Company. This collateral is expected to be released when the related outstanding payables are paid within one year.

(2)	The BTC was pledged for long-term loans (see Note 12). This collateral is expected to be released when the related loans are matured and repaid after one year.